Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2019
DEFERRED TAXES
Summary of Deferred Income Tax Assets and Liabilities

				Changes					Balance as of December 31, 2019
	Net balance as of	Inicial	Net balance	Increase	Increase	Foreign	other	Closing balance
	January 1, 2019	application IFRS 9	restated as of	(decrease) in	(decrease) in	Currency	increase	as of 12/31/2019	Deferred tax	Deferred Tax
		and IAS 29	January 1, 2019	in profit or loss	other	Translation	(decrease)		assets	Liabilities
					comprehensive
					income
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(212,358,098)	-	(212,358,098)	28,061,878	-	1,037,949	24,267	(183,234,004)	-	(183,234,004)
Obligations for post-employment benefits	1,373,395	-	1,373,395	181,469	984,610	-	-	2,539,474	2,539,474	-
Tax loss	-	-	-	-	-	-	-	-	-	-
Provisions	24,869,371	-	24,869,371	17,431,416	-	-	4,452,436	46,753,223	46,753,223	-
Dismantling Provision	21,463,326	-	21,463,326	17,267,657	-	-	-	38,730,983	38,730,983	-
Provision for doubtful trade accounts	500,412	-	500,412	175,867	-	-	-	676,279	676,279	-
Provision of Human Resources accounts	2,761,908	-	2,761,908	(35,772)	-	-	514	2,726,650	2,726,650	-
Other Provisions	143,725	-	143,725	23,664	-	-	4,451,922	4,619,311	4,619,311	-
Other Deferred tax	2,627,930	-	2,627,930	5,695,353	1	-	(4,476,703)	3,846,581	9,880,324	(6,033,743)
Tax Credit	-	-	-		-	-	-	-	-	-
Deferred income	385,412		385,412	(378,014)	-	-	-	7,398	7,398	-
Assets classified as held to distribute to owners (*)	-	-	-	-	-	-	-	-	-	-
Monetary Correction - Argentina	(425,688)	-	(425,688)	(207,915)	-	-	(24,267)	(657,870)		(657,870)
Other Deferred Taxes	2,668,206	-	2,668,206	6,281,282	1	-	(4,452,436)	4,497,053	9,872,926	(5,375,873)
Deferred tax asses/(liabilities)	(183,487,402)	-	(183,487,402)	51,370,116	984,611	1,037,949	-	(130,094,726)	59,173,021	(189,267,747)
Offsetting of deferred tax assets/(liabilities)									(59,173,021)	59,173,021
Deferred tax assets/(liabilities) after offsetting								(130,094,726)	-	(130,094,726)

				Changes					Balance as of December 31, 2018
	Net balance as of	Inicial	Net balance	Increase	Increase	Foreign	other	Closing balance
	January 1, 2018	application IFRS 9	restated as of	(decrease) in	(decrease) in	Currency	increase	as of 12/31/2018	Deferred tax	Deferred Tax
		and IAS 29	January 1, 2019	in profit or loss	other	Translation	(decrease)		assets	Liabilities
					comprehensive
					income
Deferred tax assets/(liabilities)	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Depreciation	(232,741,069)	-	(232,741,069)	20,382,971	-	-	-	(212,358,098)	11,567	(212,369,665)
Obligations for post-employment benefits	1,478,416	-	1,478,416	(192,839)	87,818	-	-	1,373,395	1,474,757	(101,362)
Tax loss	9,536,102		9,536,102	(9,536,102)	-	-	-	-	-	-
Provisions	20,314,110	52,255	20,366,365	4,503,006	-	-	-	24,869,371	24,869,371	-
Dismantling Provision	17,277,993	-	17,277,993	4,185,333	-	-	-	21,463,326	21,463,326	-
Provision for doubtful trade accounts	555,914	52,255	608,169	(107,757)	-	-	-	500,412	500,412	-
Provision of Human Resources accounts	2,373,725	-	2,373,725	388,183	-	-	-	2,761,908	2,761,908	-
Other Provisions	106,478	-	106,478	37,247	-	-	-	143,725	143,725	-
Other Deferred tax	41,118,525	(213,442)	40,905,083	(27,785,843)	4	-	(10,491,314)	2,627,930	8,695,342	(6,067,412)
Tax Credit	10,491,314	-	10,491,314		-	-	(10,491,314)	-	-	-
Deferred income	(673,896)	-	(673,896)	1,059,308	-	-	-	385,412	385,412	-
Assets classified as held to distribute to owners (*)	30,938,736	-	30,938,736	(30,938,736)	-	-	-	-	1,398,289	-
Monetary Correction - Argentina	-	(213,442)	(213,442)	(212,246)	-	-	-	(425,688)	-	(425,688)
Other Deferred Taxes	362,371	-	362,371	2,305,831	4	-	-	2,668,206	6,911,641	(5,641,724)
Deferred tax asses/(liabilities)	(160,293,916)	(161,187)	(160,455,103)	(12,628,807)	87,822	-	(10,491,314)	(183,487,402)	35,051,037	(218,538,439)
Offsetting of deferred tax assets/(liabilities)									(35,051,037)	35,051,037
Deferred tax assets/(liabilities) after offsetting								(183,487,402)	-	(183,487,402)

(*) See Note 14.b

Effects of Deferred Tax on Components of Other Comprehensive Income

	For the year ended December 31, 2019			For the year ended December 31, 2018			For the year ended December 31, 2017
Effects of Deferred Tax on the Components of	Amount Before Tax	Income Tax Expense (Benefit)	Amount After Income Tax	Amount Before Tax	Income Tax Expense (Benefit)	Amount After	Amount Before Tax	Income Tax Expense (Benefit)	Amount After
Other Comprehensive Income	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Available-for-sale financial assets	(4)	1	(3)	(15)	4	(11)	8	(2)	6
Cash flow hedge	(66,892,603)	18,061,004	(48,831,600)	(138,850,000)	37,616,791	(101,233,208)	97,309,516	(26,139,149)	71,170,367
Foreign currency translation	(4,310,498)	—	(4,310,498)	(5,522,334)	—	(5,522,736)	(3,690,798)	—	(3,690,798)
Actuarial income on defined-benefit pension plans	(3,646,705)	984,610	(2,662,094)	(325,252)	87,818	(237,033)	251,976	(68,034)	183,942
Income tax related to components of other income and expenses debited or credited to Equity	(74,849,810)	19,045,615	(55,804,195)	(144,697,601)	37,704,613	(106,992,988)	93,870,702	(26,207,185)	67,663,517

Summary of Reconciliation of Deferred Tax Movements Between Balance Sheet and Comprehensive Income

	For the years ended
Reconciliation of changes in deferred taxes of components of	12-31-2019	12-31-2018	12-31-2017
other comprehensive income	ThCh$	ThCh$	ThCh$
Total increases (decreases) for deferred taxes of other comprehensive income	984,611	87,822	(68,036)
Income tax of changes in cash flow hedge transactions (income and derivative coverage)	18,061,004	37,616,791	(26,139,149)
Total	19,045,615	37,704,613	(26,207,185)